As filed with the Securities and Exchange Commission on September 21, 2017

1933 Act Registration No. 33-34929

1940 Act Registration No. 811-06110

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 107	☒

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 109	☒

WESTERN ASSET FUNDS, INC.

(Formerly LM Institutional Fund Advisors I, Inc.)

(Exact name of registrant as specified in charter)

100 International Drive

Baltimore, Maryland 21202

(Address of principal executive offices)

Registrant’s telephone number, including area code: (410) 539-0000

Name and address of agent for service:	Copy to:

ROBERT I. FRENKEL	BRYAN CHEGWIDDEN, ESQ.
Legg Mason & Co., LLC	Ropes & Gray LLP
100 First Stamford Place	1211 Avenue of the Americas
Stamford, Connecticut 06902	New York, New York 10036

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to Rule 485(b)
☐	On [ ], pursuant to Rule 485(b)
☐	60 days after filing pursuant to Rule 485 (a)(1)
☐	On, pursuant to Rule 485 (a)(1)
☐	75 days after filing pursuant to Rule 485(a)(2)
☐	On [ ], pursuant to Rule 485(a)(2)

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 107 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate September 30, 2017 as the new effective date for Post-Effective Amendment No. 106 filed pursuant to Rule 485(a) under the Securities Act on July 24, 2017. Post-Effective Amendment No. 106 was initially scheduled to become effective on September 22, 2017. This Post-Effective Amendment No. 107 is not intended to amend or supersede any information contained in Post-Effective Amendment No. 106.

This filing relates solely to Western Asset High Yield Fund and Western Asset Intermediate Bond Fund.

WESTERN ASSET FUNDS, INC.

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 106 to the Registration Statement on Form N-1A of Western Asset Funds, Inc. (the “Registrant”) under the Securities Act of 1933, as amended, and Amendment No. 108 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”), filed with the Securities and Exchange Commission (the “SEC”) on July 24, 2017 (“Amendment No. 106/108”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 106/108 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on July 24, 2017.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 106/108 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on July 24, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, Western Asset Funds, Inc., certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 21st day of September, 2017.

WESTERN ASSET FUNDS, INC.

By:	/s/ Jane Trust
Jane Trust
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on September 21, 2017.

Signature	Title

/s/ Robert Abeles, Jr.*	Director
Robert Abeles, Jr.

/s/ Anita L. DeFrantz*	Director
Anita L. DeFrantz

/s/ Avedick B. Poladian*	Director
Avedick B. Poladian

/s/ William E.B. Siart*	Director
William E.B. Siart

/s/ Jaynie M. Studenmund*	Director
Jaynie M. Studenmund

/s/ Ronald L. Olson*	Director
Ronald L. Olson

/s/ Jane Trust	President and Chief Executive Officer
Jane Trust

/s/ Richard F. Sennett	Principal Financial Officer and Treasurer
Richard F. Sennett

By:	/s/ Richard F. Sennett
Richard F. Sennett
*Attorney-in-Fact pursuant to Powers of Attorney previously filed Date: September 21, 2017